Other comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		¥ 59,770,973	¥ 52,040,814
Cumulative effect of changes in accounting principles related to financial instruments			295,965
Balance, end of the year	$ 11,757,875	81,855,970	59,770,973	¥ 52,040,814
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		3,358,469	661,685	1,483,737
Other comprehensive income/(loss)		749,865	2,696,784	(822,052)
Balance, end of the year		4,108,334	3,358,469	661,685
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		627	1,180,396	59,656
Cumulative effect of changes in accounting principles related to financial instruments			(1,156,642)
Other comprehensive income/(loss)		54,186	(23,127)	1,120,740
Balance, end of the year		54,813	627	1,180,396
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		3,359,096	1,842,081	1,543,393
Cumulative effect of changes in accounting principles related to financial instruments			(1,156,642)
Other comprehensive income/(loss)		804,051	2,673,657	298,688
Balance, end of the year		¥ 4,163,147	¥ 3,359,096	¥ 1,842,081